Related Parties Transactions - Compensation of Directors and Other Key Management Personnel (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term employee benefits	$ 321	$ 290	$ 263
Post-employment benefits	7	11	9
Share-based payment	2	0	0
Compensation of key management personnel	$ 330	$ 301	$ 272